The components of the Company’s short-term and long term debt as of January 31, 2021 and 2020 were as follows: (Details) - USD ($)		6 Months Ended	12 Months Ended
	Nov. 10, 2020	Jul. 31, 2021	Jan. 31, 2021	Jan. 28, 2021	Aug. 28, 2022	Aug. 18, 2021	Jul. 31, 2020	Jan. 31, 2020
Short-term Debt [Line Items]
Notes Payable, Current		$ 2,856,469	$ 2,030,579					$ 625,597
Interest Payable		175,422					$ 22,076
Short-Term Debt		1,500,473	716,142				$ 1,500,473	609,491
Current Portion of Long-Term Debt		444,724	424,064					4,166
Long-Term Debt		911,272	890,373					11,940
Total, Debt		2,856,469	2,030,579					625,597
Long-term Debt, Current Maturities		444,724	424,064					4,166
Working Capital Note Payable [Member]
Short-term Debt [Line Items]
Notes Payable		$ 500,000	$ 200,000
Debt Instrument, Issuance Date		Jun. 04, 2021	Oct. 25, 2019
Debt Instrument, Interest Rate, Stated Percentage		31.00%
Debt Instrument, Periodic Payment		$ 12,789
Debt Instrument, Maturity Date		Jun. 04, 2022
Notes Payable, Current		$ 448,539						6,978
Working Capital Note Payable One [Member]
Short-term Debt [Line Items]
Notes Payable		$ 500,000
Debt Instrument, Issuance Date		Jun. 04, 2021
Debt Instrument, Interest Rate, Stated Percentage		26.00%	10.00%
Debt Instrument, Periodic Payment		$ 12,212	$ 20,417
Debt fees			$ 4,173
Debt Instrument, Maturity Date		Jun. 04, 2022	Jan. 25, 2020
[custom:DebtInstrumentRepaymentDate]			Feb. 05, 2020
Notes Payable, Current		$ 446,064
Loan [Member]
Short-term Debt [Line Items]
Debt Instrument, Issuance Date			Oct. 08, 2019
Debt Instrument, Periodic Payment			$ 20,000
Debt Instrument, Maturity Date			Jun. 30, 2022
[custom:DebtInstrumentRepaymentDate]			Nov. 10, 2020
[custom:DebtRevisedDate]			Feb. 29, 2020
Loan One [Member]
Short-term Debt [Line Items]
Debt Instrument, Issuance Date		Oct. 08, 2019		Oct. 14, 2019
Debt Instrument, Periodic Payment		$ 20,000	$ 11,200
Debt fees			$ 7,200
Debt Instrument, Maturity Date		Jun. 30, 2022	Apr. 14, 2020
[custom:DebtInstrumentRepaymentDate]		Nov. 10, 2010
Notes Payable, Current		$ 97,340	$ 102,168					63,635
[custom:DebtRevisedDate]		Feb. 29, 2020
Debt Instrument, Interest Rate, Effective Percentage	13.00%		35.50%
[custom:LumpSumPayableAmount-0]	$ 20,000
Loan One [Member] | Maximum [Member]
Short-term Debt [Line Items]
Debt Instrument, Periodic Payment	$ 5,705
Loan Two [Member]
Short-term Debt [Line Items]
Notes Payable, Current								30,000
S F S Funding Loan 1 [Member]
Short-term Debt [Line Items]
Notes Payable		$ 389,980	$ 389,980
Debt Instrument, Issuance Date		Jan. 08, 2020	Jan. 08, 2020
Debt Instrument, Interest Rate, Stated Percentage		24.00%	24.00%
Debt Instrument, Periodic Payment		$ 6,006	$ 6,006
Debt Instrument, Maturity Date		Jul. 28, 2021	Apr. 07, 2021
Notes Payable, Current		$ 3,615	$ 161,227					371,963
Debt Instrument, Payment Terms		weekly
Forklift Note Payable [Member]
Short-term Debt [Line Items]
Notes Payable		$ 20,433						20,433
Debt Instrument, Issuance Date		Sep. 26, 2018	Sep. 26, 2018
Debt Instrument, Interest Rate, Stated Percentage		6.23%	6.23%
Debt Instrument, Periodic Payment			$ 394
Debt Instrument, Maturity Date		Aug. 31, 2023
Notes Payable, Current		$ 10,255	$ 12,269					16,106
Debt Instrument, Payment Terms		60 monthly payments	60 monthly payments
Demand Loan [Member]
Short-term Debt [Line Items]
Notes Payable		$ 5,000	$ 122,000
Debt Instrument, Issuance Date		Feb. 01, 2020	Aug. 19, 2019
Debt Instrument, Interest Rate, Stated Percentage		15.00%	25.00%
Notes Payable, Current		$ 5,000	$ 5,000					122,000
Debt Instrument, Maturity Date, Description		5% fee on outstanding balance	5
Demand Loan One [Member]
Short-term Debt [Line Items]
Notes Payable		$ 2,500	$ 5,000
Debt Instrument, Issuance Date		Mar. 08, 2019
Debt Instrument, Interest Rate, Stated Percentage		25.00%	15.00%
Notes Payable, Current		$ 2,500	$ 2,500					2,500
Debt Instrument, Maturity Date, Description		5% fee on outstanding balance	5
Demand Loan Two [Member]
Short-term Debt [Line Items]
Notes Payable		$ 65,500	$ 2,500
Debt Instrument, Issuance Date		Feb. 27, 2019	Mar. 08, 2019
Debt Instrument, Interest Rate, Stated Percentage		25.00%	25.00%
Notes Payable, Current		$ 12,415	$ 12,415					$ 12,415
Debt Instrument, Maturity Date, Description		5% fee on outstanding balance	5
Demand Loan Three [Member]
Short-term Debt [Line Items]
Notes Payable			$ 65,500
Debt Instrument, Interest Rate, Stated Percentage			25.00%
Debt Instrument, Maturity Date, Description			5
Promissory Note [Member]
Short-term Debt [Line Items]
Notes Payable		$ 60,000	$ 60,000
Debt Instrument, Issuance Date		Sep. 18, 2020	Sep. 18, 2020
Debt Instrument, Maturity Date		Sep. 18, 2021	Sep. 18, 2021
Notes Payable, Current		$ 60,000	$ 60,000
Debt Instrument, Interest Rate, Effective Percentage		15.00%	15.00%
Debt Instrument, Unamortized Discount (Premium) and Debt Issuance Costs, Net		$ 5,000	$ 5,000
Promissory Note One [Member]
Short-term Debt [Line Items]
Notes Payable		$ 425,000	$ 425,000
Debt Instrument, Issuance Date		Aug. 28, 2020	Aug. 28, 2020
Notes Payable, Current		$ 425,000	$ 425,000
Debt Instrument, Interest Rate, Effective Percentage		15.00%	15.00%
Debt Instrument, Unamortized Discount (Premium) and Debt Issuance Costs, Net		$ 50,000	$ 50,000
Interest Payable		825,000	850,000
Promissory Note Two [Member]
Short-term Debt [Line Items]
Notes Payable		$ 1,200,000	$ 1,200,000
Debt Instrument, Issuance Date		Aug. 28, 2020	Aug. 28, 2020
Debt Instrument, Maturity Date		Aug. 28, 2022	Aug. 28, 2022
Notes Payable, Current		$ 1,200,000	$ 1,200,000
Debt Instrument, Interest Rate, Effective Percentage		12.00%	12.00%
Debt Instrument, Payment Terms		interest payable monthly with the first six months interest deferred until the 6th month and added to principal
Promissory Note Two [Member] | Subsequent Event [Member]
Short-term Debt [Line Items]
Notes Payable					$ 826,800	$ 445,200
Promissory Note Three [Member]
Short-term Debt [Line Items]
Notes Payable		$ 50,000	$ 50,000
Debt Instrument, Issuance Date		Aug. 31, 2020	Aug. 31, 2020
Debt Instrument, Maturity Date		Feb. 28, 2021	Feb. 28, 2021
Notes Payable, Current			$ 50,000
Debt Instrument, Interest Rate, Effective Percentage		10.00%	10.00%
Long Term Loans [Member]
Short-term Debt [Line Items]
Long-Term Debt		$ 3,812	$ 4,064
Long-term Debt, Current Maturities		10,255	12,269
Long Term Loans One [Member]
Short-term Debt [Line Items]
Long-Term Debt		13,334	0
Long-term Debt, Current Maturities		87,989	102,168
Long Term Loans Two [Member]
Short-term Debt [Line Items]
Long-Term Debt		7,578	420,000
Long-term Debt, Current Maturities		$ 57,752	$ 1,200,000